CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL - USD ($) shares in Thousands, $ in Thousands	Total	Healthcare Trust of America Holdings, LP (HTALP)	Healthcare Trust of America Holdings, LP (HTALP) General Partners’ Capital	Healthcare Trust of America Holdings, LP (HTALP) Limited Partners’ Capital
Balance as of beginning of period at Dec. 31, 2020		$ 3,234,919	$ 3,174,509	$ 60,410
Balance as of beginning of period (in shares) at Dec. 31, 2020			218,578	3,520
Increase (Decrease) in Partners' Capital [Roll Forward]
Share-based award transactions, net		3,337	$ 3,337
Share-based award transactions, net (in shares)			354
Redemption and cancellation of general partner units (in shares)			(119)
Redemption and cancellation of general partner OP Units		(3,248)	$ (3,248)
Redemption of limited partner OP Units and other (in shares)			11	(11)
Redemption of limited partner OP Units and other		0	$ 255	$ (255)
Distributions declared		(71,206)	(70,023)	(1,183)
Net income		22,393	22,030	363
Other comprehensive income (loss)	$ 2,792	2,792	2,748	44
Balance as of end of period at Mar. 31, 2021		3,188,987	$ 3,129,608	$ 59,379
Balance as of end of period (in shares) at Mar. 31, 2021			218,824	3,509
Balance as of beginning of period at Dec. 31, 2020		3,234,919	$ 3,174,509	$ 60,410
Balance as of beginning of period (in shares) at Dec. 31, 2020			218,578	3,520
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income	60,041	61,132
Other comprehensive income (loss)	4,315	4,315
Balance as of end of period at Jun. 30, 2021		3,159,888	$ 3,101,324	$ 58,564
Balance as of end of period (in shares) at Jun. 30, 2021			218,826	3,496
Balance as of beginning of period at Mar. 31, 2021		3,188,987	$ 3,129,608	$ 59,379
Balance as of beginning of period (in shares) at Mar. 31, 2021			218,824	3,509
Increase (Decrease) in Partners' Capital [Roll Forward]
Issuance of general partner OP Units (in shares)				0
Issuance of general partner OP Units		0		$ 0
Share-based award transactions, net		2,065	$ 2,065
Share-based award transactions, net (in shares)			(6)
Redemption and cancellation of general partner units (in shares)			(5)
Redemption and cancellation of general partner OP Units		(129)	$ (129)
Redemption of limited partner OP Units and other (in shares)			13	(13)
Redemption of limited partner OP Units and other		0	$ 291	$ (291)
Distributions declared		(71,297)	(70,019)	(1,278)
Net income	38,011	38,739	38,011	728
Other comprehensive income (loss)	1,523	1,523	1,497	26
Balance as of end of period at Jun. 30, 2021		3,159,888	$ 3,101,324	$ 58,564
Balance as of end of period (in shares) at Jun. 30, 2021			218,826	3,496
Balance as of beginning of period at Dec. 31, 2021		3,344,316	$ 3,257,874	$ 86,442
Balance as of beginning of period (in shares) at Dec. 31, 2021			228,880	4,142
Increase (Decrease) in Partners' Capital [Roll Forward]
Share-based award transactions, net		2,024	$ 2,024
Share-based award transactions, net (in shares)			154
Redemption and cancellation of general partner units (in shares)			(50)
Redemption and cancellation of general partner OP Units		(1,640)	$ (1,640)
Redemption of limited partner OP Units and other (in shares)			92	(92)
Redemption of limited partner OP Units and other		0	$ 2,065	$ (2,065)
Distributions declared		(75,816)	(74,443)	(1,373)
Net income		18,666	18,315	351
Other comprehensive income (loss)	8,817	8,817	8,768	49
Balance as of end of period at Mar. 31, 2022		3,296,367	$ 3,212,963	$ 83,404
Balance as of end of period (in shares) at Mar. 31, 2022			229,076	4,050
Balance as of beginning of period at Dec. 31, 2021		3,344,316	$ 3,257,874	$ 86,442
Balance as of beginning of period (in shares) at Dec. 31, 2021			228,880	4,142
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income	32,483	33,088
Other comprehensive income (loss)	12,902	12,902
Balance as of end of period at Jun. 30, 2022		3,241,301	$ 3,158,932	$ 82,369
Balance as of end of period (in shares) at Jun. 30, 2022			229,073	4,050
Balance as of beginning of period at Mar. 31, 2022		3,296,367	$ 3,212,963	$ 83,404
Balance as of beginning of period (in shares) at Mar. 31, 2022			229,076	4,050
Increase (Decrease) in Partners' Capital [Roll Forward]
Share-based award transactions, net		2,191	$ 2,191
Share-based award transactions, net (in shares)			(3)
Redemption and cancellation of general partner OP Units		(4)	$ (4)
Distributions declared		(75,760)	(74,445)	$ (1,315)
Net income	14,168	14,422	14,168	254
Other comprehensive income (loss)	$ 4,085	4,085	4,059	26
Balance as of end of period at Jun. 30, 2022		$ 3,241,301	$ 3,158,932	$ 82,369
Balance as of end of period (in shares) at Jun. 30, 2022			229,073	4,050